Segmented information (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Disclosure of geographic allocation of total assets and liabilities [Table Text Block]
December 31, 2017	Canada	Ghana	Total
	$	$	$
Current assets	27,673	66,207	93,880
Mineral properties, plant and equipment	56	610,767	610,823
Other non-current assets	-	4,082	4,082
Total assets	27,729	681,056	708,785
Current liabilities	1,704	82,663	84,367
Non-current liabilities	-	194,448	194,448
Total liabilities	1,704	277,111	278,815

December 31, 2016	Canada	Ghana	Total
	$	$	$
Current assets	17,505	102,213	119,718
Mineral properties, plant and equipment	148	541,096	541,244
Other non-current assets	-	1,750	1,750
Total assets	17,653	645,059	662,712
Current liabilities	3,008	44,395	47,403
Non-current liabilities	-	198,884	198,884
Total liabilities	3,008	243,279	246,287

Disclosure of geographic allocation of the statement of operations and comprehensive income (loss) [Table Text Block]
December 31, 2017	Canada	Ghana	Total
	$	$	$
Revenue	-	256,203	256,203
Royalties	-	(12,810)	(12,810)
Net revenue	-	243,393	243,393

Cost of sales
Production costs	-	(116,628)	(116,628)
Depreciation and depletion	-	(64,153)	(64,153)
Total cost of sales	-	(180,781)	(180,781)

Income from mine operations	-	62,612	62,612
Exploration and evaluation expenditures	-	(2,050)	(2,050)
General and administrative expenses	(4,320)	(8,270)	(12,590)
Income (loss) from operations	(4,320)	52,292	47,972

Finance income	197	412	609
Finance expense	(14)	(17,462)	(17,476)
Foreign exchange loss	(252)	(131)	(383)
Income (loss) before income taxes	(4,389)	35,111	30,722

Current income tax expense	(1,301)	-	(1,301)
Deferred income tax expense	-	(22,774)	(22,774)
Net income (loss) and comprehensive income (loss) for the year	(5,690)	12,337	6,647

December 31, 2016	Canada	Ghana	Total
(in thousands of US dollars)	$	$	$
Revenue	-	185,167	185,167
Royalties	-	(9,258)	(9,258)
Net Revenue	-	175,909	175,909

Cost of sales
Production costs	-	(88,688)	(88,688)
Depreciation and depletion	-	(52,958)	(52,958)
Total cost of sales	-	(141,646)	(141,646)

Write-off of deferred stripping assets	-	(7,123)	(7,123)
Income from mine operations	-	27,140	27,140
Exploration and evaluation expenditures	-	(1,425)	(1,425)
General and administrative expenses	(10,487)	(2,051)	(12,538)
Income (loss) from operations	(10,487)	23,664	13,177

Finance income	200	434	634
Finance expense	(10)	(13,839)	(13,849)
Foreign exchange (loss) gain	(34)	(1,743)	(1,777)
Gain (loss) on derivatives	37	-	37
Income (loss) before income taxes	(10,294)	8,516	(1,778)

Income tax (expense) recovery	-	(11,438)	(11,438)
Net income (loss) and comprehensive income (loss) for the period	(10,294)	(2,922)	(13,216)